Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable – third parties	$ 2,780,295	$ 3,510,261
Accounts receivable – related parties	1,315,875	1,267,547
Total accounts receivable, gross	4,096,170	4,777,808
Less: allowance for doubtful accounts	(762,992)	(270,693)
Accounts receivable, net	$ 3,333,178	$ 4,507,115